LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

November 27, 1996

Dear Shareholder:

We are pleased to announce that, following a difficult year for emerging equity markets around the world, The JPM Institutional Emerging Markets Equity Fund recorded a 6.64% gain for the one-year period ending October 31, 1996. Both the Fund's country allocation and stock selection decisions enabled it to outperform its benchmark,* which returned 5.12% for the period. The Fund did not keep pace with the Lipper Emerging Markets Fund Average, which returned 9.11% for the period. Please keep in mind, however, that many of the funds contained in this average have a less structured management approach, where more aggressive bets are taken.

Included in this report is a Q&A with Doug Dooley, the senior member of the Fund's portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide our outlook for the months ahead. We hope you find it informative.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 766-7722.

Sincerely yours,

/s/ EVELYN GUERNSEY

Evelyn E. Guernsey
J.P. Morgan Funds Services


* International Finance Corporation (IFC) Global Index Adjusted for limited-access countries (capped weights of 5% in Chile, India, Korea and Taiwan, and 15% in Malaysia through August 31, 1993, from September 1, 1993 forward Malaysia not capped) through December 31, 1994. From January 1, 1995 through December 31, 1995 IFC Investable Index (excluding South Africa starting
  April 1, 1995). MSCI Emerging Markets Free (gross dividends) beginning January 1, 1996.

--------------------------------------------------------------------------------
  TABLE OF CONTENTS

  LETTER TO THE SHAREHOLDERS . . . . . 1
  FUND PERFORMANCE . . . . . . . . . . 2
  PORTFOLIO MANAGER Q&A. . . . . . . . 4
  FUND FACTS AND HIGHLIGHTS. . . . . . 6
  FINANCIAL STATEMENTS . . . . . . . . 9
--------------------------------------------------------------------------------

Fund performance

EXAMINING PERFORMANCE

One way to evaluate a mutual fund's historical performance is to look at the growth of a hypothetical investment of $500,000, which is the Fund's investment minimum. The chart at the right shows that $500,000 invested in the Fund on November 30, 1993 would have grown to $513,698 on October 31, 1996.

  Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $500,000 SINCE FUND INCEPTION*

NOVEMBER 30, 1993 -- OCTOBER 31, 1996

                [CHART]
              Plot Points:

          Inst      IFC       MSCI      Blend
Nov-93    500       500       500       500
Oct-94    608.3     599.2     611.1     614.5
Oct-95    481.713   455.692   484.175   473.349
Oct-96    513.698   494.881   515.355   497.585


PERFORMANCE                           TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------        ---------------------------
                                      THREE           SIX            ONE           SINCE
AS OF OCTOBER 31, 1996                MONTHS         MONTHS          YEAR        INCEPTION*
-------------------------------------------------------------        ---------------------------
The JPM Institutional Emerging Markets
  Equity Fund                          -1.06%         -4.82%          6.64%          0.93%
Emerging Markets Benchmark**            0.65%         -6.07%          5.12%         -0.17%
IFC Investable Index                    2.29%         -4.19%          8.60%         -0.35%
MSCI Emerging Markets Free              0.65%         -6.06%          6.44%          1.05%
Lipper Emerging Markets Fund Average    0.71%         -3.88%          9.11%          0.44%

AS OF SEPTEMBER 30, 1996
-------------------------------------------------------------        ---------------------------
The JPM Institutional Emerging Markets
  Equity Fund                          -3.12%          1.05%          4.59%          1.96%
Emerging Markets Benchmark**           -3.63%          0.40%          1.87%          0.80%
IFC Investable Index                   -2.23%          1.95%          4.77%          0.43%
MSCI Emerging Markets Free             -3.63%          0.40%          5.21%          2.06%
Lipper Emerging Markets Fund Average   -2.76%          3.15%          7.64%          1.37%

*11/15/93 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION). THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 11/15/93 IS 1.77%.

**INTERNATIONAL FINANCE CORPORATION (IFC) GLOBAL INDEX ADJUSTED FOR LIMITED-ACCESS COUNTRIES (CAPPED WEIGHTS OF 5% IN CHILE, INDIA, KOREA AND TAIWAN, AND 15% IN MALAYSIA THROUGH AUGUST 31, 1993, FROM SEPTEMBER 1, 1993 FORWARD MALAYSIA NOT CAPPED) THROUGH DECEMBER 31, 1994. FROM JANUARY 1, 1995 THROUGH DECEMBER 31, 1995 IFC INVESTABLE INDEX (EXCLUDING SOUTH AFRICA STARTING APRIL 1, 1995). MSCI EMERGING MARKETS FREE (GROSS DIVIDENDS) BEGINNING JANUARY 1, 1996. THE JPMINSTITUTIONAL EMERGING MARKETS EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE EMERGING MARKETS EQUITY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.

PORTFOLIO MANAGER Q&A

[PHOTO] The following is an interview with DOUG DOOLEY, a managing director and the senior member of the portfolio management team for the Emerging Markets Equity Portfolio. Prior to assuming this position, he was head of the International Research Group in London. Doug joined Morgan's U.S. Equity Research Department in 1979 and subsequently managed institutional balanced accounts. Doug has a B.S. from American University and an M.B.A. from Columbia University. He is a chartered financial analyst. This interview was conducted on November 21, 1996 and reflects his views on that date.

FOR THE YEAR UNDER REVIEW, WHAT IMPORTANT EVENTS CONTRIBUTED TO THE PERFORMANCE OF EMERGING MARKETS AS A WHOLE?

DD: The most important was the recovery of Latin America from the Mexican peso crisis, which punished markets all through the previous fiscal year. This recovery not only benefited Latin America, but contributed to a rebound in investors' perceptions of emerging markets in general.

DURING THE YEAR, THE FUND WAS ABLE TO BEAT THE RETURNS FOR ITS BENCHMARK INDEX. WHAT WERE THE REASONS FOR THIS OUTPERFORMANCE?

DD: Both the countries we chose to emphasize and the stocks we selected for the Portfolio helped the Fund turn in performance that was well ahead of the Index. Our decision to underweight South Africa and Thailand and overweight Eastern Europe, relative to the Index, proved to be beneficial during the year.

  As far as stock selection goes, during the fiscal year we saw a return to an investment environment where our value-oriented approach was rewarded. Last year, after the peso crisis, many investors clung to the big "safe" stocks, resulting in the markets having very little breadth. Investors were not focused on fundamentals, causing our value approach to have no advantage in the market. This year, investors have ventured beyond those stocks and into the broader market, providing the conditions for our fundamental research to add value.

ASIA HAS LAGGED THE OTHER REGIONS THIS YEAR. WHILE SOME COUNTRIES HAD UNIQUE PROBLEMS THAT SUPPRESSED EQUITY PRICES, THE REGION AS A WHOLE SEEMS TO BE STRUGGLING ECONOMICALLY. WHY?

DD: Emerging Asia broadly lagged because, in most of these countries, there was a need to slow down the domestic economy in order to control a rising current account deficit. This economic slowdown resulted in reduced corporate earnings expectations, which quickly translated into lower stock prices. Adding to this, there has been a slowdown in exports, especially in electronics, which has had a negative effect, particularly in Taiwan and Korea. Politics also played a role in sentiment in India, Indonesia, Thailand, and Korea.

WHAT MAJOR FACTORS CONTRIBUTED TO THE GOOD PERFORMANCE OF THE EMERGING EUROPEAN MARKETS?

DD: Mainly, these countries are establishing track records of success. They have implemented economic reforms which have produced visible results. Poland has been a leader here and the Czech Republic and Hungary have not been far behind.

  In addition to that, Russia made it through the elections in good order. There was a risk they would falter and potentially bring down the whole region. However, with the re-election of Boris Yeltsin and an improved economic outlook, they allowed eastern Europe to do well.

WILL THE UPCOMING EUROPEAN MONETARY UNION (EMU) AFFECT THE EMERGING ECONOMIES AND MARKETS OF THE NON-UNION MEMBERS?

DD: The coming EMU has brought interest rates down. That should be beneficial for the emerging European countries even though they will not be directly participating. These lower rates should trigger higher domestic demand in the EMU countries for goods imported from emerging Europe. Also, the lower rates in the EMU allow for lower rates in the surrounding countries, which would help lower the cost of capital to these economies.

  However, EMU alone does not make a case for emerging Europe. These countries need to continue with their economic reforms in order to move forward.

WHICH STOCK IN THE PORTFOLIO WOULD BE A GOOD EXAMPLE OF IT'S SELECTION PROCESS UNCOVERING HIDDEN VALUE?

DD: A recent example would be Mavesa, the leading Venezuelan consumer company with a dominant market share in detergents, mayonnaise and margarine. The company also makes fruit juices, preserves, baby foods, ketchup, tomato paste, and mineral water. During the latter half of last year, we accumulated a position in the Portfolio in the shares. During the third quarter of this year, the stock experienced an appreciation of 63% -- outperforming the local market by 38%. For the year to date, the stock has outperformed the local market by 96%. Despite this dramatic appreciation, we believe the stock is still attractive, selling at only a 50% premium to book value with an earnings multiple of ten.

LOOKING AHEAD, IN WHICH MARKETS AND INDUSTRIES DO YOU SEE THE BEST RELATIVE
VALUE?

DD: In our view, Latin America now represents the best relative value. During the Mexican peso crisis these markets were oversold. Now, they are continuing to experience a recovery. And we think that recovery is justified by the underlying fundamentals. The industrial growth rate in Latin America is higher than in the other regions. We especially like Argentina, where we were impressed by the way their government handled the peso crisis. The actions they took were politically difficult, where the country experienced a lot of internal pain for the sake of stabilizing the currency.

  We also see relative value in eastern Europe, where we have seen the most improvement in economic fundamentals -- especially in Russia, Croatia, Hungary, and the Czech Republic. Investors in these markets are likely to be rewarded as eastern Europe continues with its integration into the mainstream.

FUND FACTS

INVESTMENT OBJECTIVE

The JPMInstitutional Emerging Markets Equity Fund seeks to provide a high total return from a portfolio of equity securities of companies in emerging markets. It is designed for long-term investors who want to diversify their investments by adding exposure to the rapidly growing emerging markets. As an international investment, the Fund is subject to foreign market, political and currency risk.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
11/15/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 10/31/96
$293,593,734

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/27/96



EXPENSE RATIO

The Fund's current annualized expense ratio of 1.41% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1996

COUNTRY ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS AND CASH)

ASIA                      38.2
LATIN AMERICA             31.5
EUROPE                    11.7
AFRICA.MIDDLE EAST        10.1
CASH                       8.5

LARGEST HOLDINGS                         % OF PORTFOLIO

TELECOMUNICACOES BRASILEIRAS (BRAZIL)          2.8
YPFSOCIEDAD ANONIMA (ARGENTINA)                1.8
TELEFONOS DE MEXICO (MEXICO)                   1.8
TELEFONICA DE ARGENTINA (ARGENTINA)            1.1
COMPHANIA ENERGETICA DE MINAS GERAIS           1.0
 (PREFERRED) (BRAZIL)

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions. The Fund invests all of its investable assets in The Emerging Markets Equity Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

                  THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Equity Portfolio
  ("Portfolio"), at value                                     $293,598,048
Receivable for Shares of Beneficial Interest Sold                   60,000
Deferred Organization Expenses                                      20,055
Prepaid Trustees' Fees                                                 575
Prepaid Expenses and Other Assets                                   32,719
                                                              ------------
    Total Assets                                               293,711,397
                                                              ------------

LIABILITIES
Payable for Shares of Beneficial Interest Redeemed                  30,000
Shareholder Servicing Fee Payable                                   24,429
Administrative Services Fee Payable                                  7,788
Transfer Agent Fee Payable                                           5,039
Administration Fee Payable                                           1,885
Fund Services Fee Payable                                              135
Accrued Expenses                                                    48,387
                                                              ------------
    Total Liabilities                                              117,663
                                                              ------------

NET ASSETS
Applicable to 28,600,313 Shares of Beneficial Interest
  Outstanding
  (par value $0.001, unlimited shares authorized)             $293,593,734
                                                              ------------
                                                              ------------
Net Asset Value, Offering and Redemption Price Per Share            $10.27
                                                                     -----
                                                                     -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                               $306,685,678
Undistributed Net Investment Income                              1,502,361
Accumulated Net Realized Loss on Investment and Foreign
  Currency Transactions                                        (12,333,002)
Net Unrealized Depreciation of Investment and Foreign
  Currency Transactions                                         (2,261,303)
                                                              ------------
    Net Assets                                                $293,593,734
                                                              ------------
                                                              ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign Withholding Tax of
  $606,139)                                                                 $ 4,907,194
Allocated Interest Income                                                       932,433
Allocated Portfolio Expenses                                                 (3,026,500)
                                                                            -----------
    Net Investment Income Allocated from Portfolio                            2,813,127
                                                                            -----------

FUND EXPENSES
Shareholder Servicing Fee                                       $229,764
Administrative Services Fee                                       57,566
Registration Fees                                                 52,516
Administration Fee                                                29,624
Transfer Agent Fees                                               23,953
Printing Expenses                                                 16,900
Professional Fees                                                 13,385
Fund Services Fee                                                 11,374
Amortization of Organization Expenses                              9,824
Trustees' Fees and Expenses                                        4,526
Insurance Expense                                                  1,862
Miscellaneous                                                      4,410
                                                                --------
    Total Fund Expenses                                                         455,704
                                                                            -----------
NET INVESTMENT INCOME                                                         2,357,423

NET REALIZED LOSS ON INVESTMENT AND FOREIGN CURRENCY
  TRANSACTIONS ALLOCATED FROM PORTFOLIO                                      (4,661,394)

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENT AND
  FOREIGN CURRENCY TRANSLATIONS ALLOCATED FROM PORTFOLIO                     13,693,264
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $11,389,293
                                                                            -----------
                                                                            -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE FISCAL YEAR
                                                                     ENDED OCTOBER 31,
                                                                ----------------------------
                                                                    1996            1995
                                                                ------------    ------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                           $  2,357,423    $  1,521,794
Net Realized Loss on Investment and Foreign Currency
  Transactions Allocated from Portfolio                           (4,661,394)     (8,856,845)
Net Change in Unrealized Appreciation (Depreciation) of
  Investment and Foreign Currency Translations Allocated
  from Portfolio                                                  13,693,264     (24,707,764)
                                                                ------------    ------------
    Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                    11,389,293     (32,042,815)
                                                                ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                             (1,794,091)       (646,000)
Net Realized Gain                                                         --      (1,584,864)
                                                                ------------    ------------
    Total Distributions to Shareholders                           (1,794,091)     (2,230,864)
                                                                ------------    ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                 194,711,896     117,116,564
Reinvestment of Dividends and Distributions                          557,720       2,038,394
Cost of Shares of Beneficial Interest Redeemed                   (97,293,703)    (45,525,284)
                                                                ------------    ------------
    Net Increase from Transactions in Shares of Beneficial
    Interest                                                      97,975,913      73,629,674
                                                                ------------    ------------
    Total Increase in Net Assets                                 107,571,115      39,355,995

NET ASSETS
Beginning of Fiscal Year                                         186,022,619     146,666,624
                                                                ------------    ------------
End of Fiscal Year (including undistributed net investment
  income of $1,502,361 and $1,136,295, respectively)            $293,593,734    $186,022,619
                                                                ------------    ------------
                                                                ------------    ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                     FOR THE PERIOD
                                                                  FOR THE FISCAL      NOVEMBER 15,
                                                                YEAR ENDED OCTOBER        1993
                                                                       31,          (COMMENCEMENT OF
                                                                ------------------   OPERATIONS) TO
                                                                  1996      1995    OCTOBER 31, 1994
                                                                --------  --------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   9.71  $  12.47    $  10.00
                                                                --------  --------  ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.08      0.08        0.04
Net Realized and Unrealized Gain (Loss) on Investment and
  Foreign Currency Allocated from Portfolio                         0.56     (2.66)       2.43
                                                                --------  --------  ----------------
Total from Investment Operations                                    0.64     (2.58)       2.47
                                                                --------  --------  ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                              (0.08)    (0.05)         --
Net Realized Gain                                                     --     (0.13)         --
                                                                --------  --------  ----------------
Total Distributions to Shareholders                                (0.08)    (0.18)         --
                                                                --------  --------  ----------------

NET ASSET VALUE, END OF PERIOD                                  $  10.27  $   9.71    $  12.47
                                                                --------  --------  ----------------
                                                                --------  --------  ----------------
Total Return                                                        6.64%   (20.81)%      24.70%(a)
                                                                --------  --------  ----------------
                                                                --------  --------  ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)                        $293,594  $186,023    $146,667
Ratios to Average Net Assets
  Expenses                                                          1.41%     1.43%       1.46%(b)
  Net Investment Income                                             0.96%     0.96%       0.61%(b)
  Decrease Reflected in Expense Ratio due to Expense
    Reimbursement                                                     --      0.01%       0.16%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Emerging Markets Equity Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on November 15, 1993.

The Fund invests all of its investable assets in The Emerging Markets Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (34% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Distributions to shareholders of net investment income and net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $49,154. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

    g)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, Return of Capital Distributions by Investment Companies." The effect of applying this statement as of October 31, 1996, was to increase accumulated net realized gain on investment and foreign currency transactions by $543,071, decrease undistributed net investment income by $197,265, and decrease paid-in-capital by $345,806. The adjustments are primarily attributable to tax treatment of partnership allocations of capital gains and losses and foreign currency losses. Net investment income, net realized loss and net assets were not effected by this change.

    h)For United States Federal income tax purposes, the Fund had a capital loss carryfoward at October 31, 1996 of approximately $11,883,000, of which $8,215,000 will expire in the year 2003 and $3,668,000 will expire in the year 2004. No capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administrative Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acted as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Fund. For the period November 1, 1995 through December 28, 1995, Signature's fees for these services amounted to $8,702.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Pierpont Funds, or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund is determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period December 29, 1995 through July 31, 1996, Signature's fees for these services amounted to $18,329. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Funds' distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $2,593.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and that was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, fund services fee and amortization of organization expenses at 0.05% of the Fund's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the Services Agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services. For the period from December 29, 1995 through July 31, 1996, Morgan's fee for these services amounted to $35,016.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule:
      0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period August 1, 1996 through October 31, 1996, the fee for these services amounted to $22,550.

      In addition, Morgan had agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.60% of the average daily net assets of the Fund through February 29, 1996.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. Until December 28, 1995 the agreement provided for the Fund to pay Morgan a fee for these services which was computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the period November 1, 1995 through December 28, 1995, Morgan's fee for these services amounted to $16,952.

THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.10% of the average daily net assets of the Fund. For the period from December 29, 1995 through October 31, 1996, the fee for these services amounted to $212,812.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $11,374 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Trust, The Pierpont Funds, and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,500.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                            FOR THE FISCAL   FOR THE FISCAL
                                                              YEAR ENDED       YEAR ENDED
                                                              OCTOBER 31,      OCTOBER 31,
                                                                 1996             1995
                                                            ---------------  ---------------
Shares Sold                                                     19,044,111       11,620,349
Reinvestment of dividends and distributions                         55,093          189,266
Shares redeemed                                                 (9,660,764)      (4,409,531)
                                                            ---------------  ---------------
Net Increase                                                     9,438,440        7,400,084
                                                            ---------------  ---------------
                                                            ---------------  ---------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Emerging Markets Equity Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Emerging Markets Equity Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period November 15, 1993 (commencement of operations) through October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 26, 1996

The Emerging Markets Equity Portfolio
Annual Report October 31, 1996

(The following pages should be read in conjunction with The JPM Institutional Emerging Markets Equity Fund
Annual Financial Statements)

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
COMMON STOCK (79.0%)
ARGENTINA (6.3%)
Astra Compania Argentina De Petroleo SA
  (Oil-Production).....................     1,768,030  $  3,182,845
Banco de Galicia y Buenos Aires
  (Banking)............................       114,700     2,064,600
Banco Frances del Rio de la Plata
  S.A.(ADR) (Banking)..................       114,655     3,009,694
Capex SA (Electric)....................       486,300     3,526,109
Corporacion Cementeria Argentina SA
  (Class B) (Building Materials)+......       577,336     2,453,980
Molinos Rio de la Plata SA (ADR) (Multi
  - Industry)..........................       983,447     3,098,239
Perez Companc SA (Spon. ADR)
  (Oil-Services)+......................       433,800     5,466,487
Quilmes Industrial (Quinsa)
  (Registered) (Spon. ADR) (Food,
  Beverages & Tobacco).................       170,325     1,788,412
Telefonica de Argentina
  (Telecommunications).................       427,600     9,941,700
Transportadora De Gas Del Sur SA (ADR)
  (Oil-Services).......................       299,100     3,469,560
YPF Sociedad Anonima (ADS)
  (Oil-Production).....................       691,100    15,722,525
                                                       ------------
                                                         53,724,151
                                                       ------------

BOLIVIA (0.3%)
Compania Bolivia de Energia Electrica
  (Electric)...........................        61,600     2,602,600
                                                       ------------

BRAZIL (3.2%)
Bompreco Supermercados Do Norde SA
  (Food, Beverages & Tobacco)+.........       197,100     3,252,150
Companhia Energetica De Minas Gerais SA
  (Spon. ADR Represents Non-Voting
  Shares) (Telecommunications).........       176,419     5,596,222
Electrobras Centrale (Units)
  (Utilities)..........................    11,382,000     3,534,064
Makro Atacadista (GDS) (144A)
  (Retail)+............................       360,000     3,348,000

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
BRAZIL (CONTINUED)
Perdigao Commercio Industrio SA (Food,
  Beverages & Tobacco).................    44,384,895  $     77,763
Refrigeracao Parana SA (Spon. ADR)
  (Household Appliances
  Furnishings)+........................       251,771     3,014,228
Santista Alimentos SA (Food, Beverages
  & Tobacco)+..........................     3,632,500     7,389,533
Votorantim Celulose E Papel SA (ADR)
  (Forest Products & Paper)............       139,250     1,376,182
                                                       ------------
                                                         27,588,142
                                                       ------------

CANADA (0.3%)
Echo Bay Mines Ltd. (Metals &
  Mining)..............................       312,947     2,450,238
Minera Rayrock, Inc. (Subsidiary Voting
  A Shares) (Metals & Mining)+.........       104,616        45,245
Minera Rayrock Inc. (Multiple Voting B
  Shares) (Metals & Mining)+...........         6,000         2,595
                                                       ------------
                                                          2,498,078
                                                       ------------

CHILE (3.6%)
Administradora De Fondos De Pensiones
  Provida SA (Multi - Industry)........       110,100     2,559,825
Compania Cervecerias Unidas SA (Spon.
  ADR) (Food, Beverages & Tobacco).....       256,000     5,152,000
Compania de Telecomucicaciones de Chile
  SA (Spon. ADR)
  (Telecommunications).................        69,700     6,874,162
Empresa Nacional De Electricas SA (ADR)
  (Capital Goods)......................       144,800     2,660,700
Enersis SA (ADR) (Electric)............        80,000     2,350,000
Madeco S.A. (Spon. ADR) (Metals &
  Mining)..............................       129,000     3,096,000
Sociedad Quimica Y Minera De Chile
  S.A.(ADR) (Chemicals)................       137,146     7,885,895
                                                       ------------
                                                         30,578,582
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
CHINA (0.7%)
Dongfang Electrical Machinery Co.
  (Electrical Equipment)...............     3,200,000  $    778,034
Luoyang Glass Co. Ltd. (Building
  Materials)...........................     3,574,000       614,747
Shanghai Erfangji Co. Ltd. (Series B)
  (Capital Goods)+.....................       177,320        17,377
Shanghai Tyre and Rubber Co. Ltd.
  (Series B) (Metals & Mining)+........     3,229,990       781,658
Tsingtao Brewery Co. Ltd. (Series B)
  (Food, Beverages & Tobacco)..........     6,720,000     2,411,697
Yizheng Chemical Fibre Co. Ltd.
  (Chemicals)..........................     7,702,000     1,782,982
                                                       ------------
                                                          6,386,495
                                                       ------------
COLOMBIA (0.6%)
Banco De Colombia (ADR) (Banking)......       440,000     3,410,000
Banco Ganadero SA (ADR) (Banking)......        53,000     1,046,750
Banco Industrial Colombiano SA (ADR)
  (Banking)............................        30,400       558,600
Cementos Diamante SA (Building
  Materials)+..........................        16,200       224,775
Corporacion Financiera Del Valle SA
  (ADR) (144A) (Banking)...............        18,815       101,037
                                                       ------------
                                                          5,341,162
                                                       ------------

CROATIA (0.3%)
Pliva D.D. (GDR) (144A)
  (Pharmaceuticals)+...................        57,800     2,846,650
                                                       ------------

CZECHOSLOVAKIA (2.6%)
Central European Media Entertainment
  Ltd. (Entertainment, Leisure &
  Media)+..............................       123,000     3,490,125
Ceska Pojistovna (Insurance)+..........         3,646       499,154
Cokoladovny Praha (Food, Beverages &
  Tobacco).............................        36,100     4,499,061
Czech Power Company (Utilities)+.......        92,400     3,299,999
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
CZECHOSLOVAKIA (CONTINUED)
Elektra Opatovice AS
  (Telecommunications).................        30,500  $  4,447,916
SPT Telecom AS (Telecommunications)+...        46,800     5,012,544
Synthesia (Chemicals)+.................        63,000       890,625
                                                       ------------
                                                         22,139,424
                                                       ------------

ECUADOR (0.2%)
La Cemento Nacional CA (GDS) (144A)
  (Construction & Housing).............        10,240     2,068,480
                                                       ------------

EGYPT (0.3%)
Commercial International Bank (Egypt)
  (Banking)+...........................       170,550     2,430,337
                                                       ------------

GHANA (0.1%)
Guiness Ghana Ltd. (Food, Beverages &
  Tobacco).............................     1,845,745       265,447
Pioneer Tobacco Co. (Food, Beverages &
  Tobacco).............................     2,848,800       220,088
Unilever Ghana Ltd. (Food, Beverages &
  Tobacco).............................       450,000       212,069
                                                       ------------
                                                            697,604
                                                       ------------

GREECE (3.0%)
Alpha Credit Bank SA (Banking).........        63,680     4,072,091
Athens Medical Centre (Health
  Services)............................       190,000     1,406,815
Boutaris Wine Co. SA (Food, Beverages &
  Tobacco)+............................         3,500         3,166
Ergo Bank SA (Banking).................        75,000     4,406,289
Hellenic Bottling Co. SA (Food,
  Beverages & Tobacco).................       235,602     7,592,391
Hellenic Sugar Industry SA (Food,
  Beverages & Tobacco).................       318,450     3,121,533
Michaniki SA (Building Materials)......       126,720     1,127,525
Titan Cement Co. SA (Registered)
  (Building Materials).................        66,000     3,742,869
                                                       ------------
                                                         25,472,679
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
HONG KONG (1.5%)
Citic Pacific Ltd. (Multi -
  Industry)............................       644,000  $  3,131,585
Concord Land Development Company Ltd.
  (Real Estate)+.......................       202,400       104,706
Guangdong Investment Ltd. (Financial
  Services)............................     3,192,190     2,291,249
Pacific Concord Holdings Ltd.
  (Transport & Services)...............    10,120,000     2,683,026
Yue Yuen Industrial (Holdings) Ltd.
  (Metals & Mining)....................    14,870,000     4,423,126
                                                       ------------
                                                         12,633,692
                                                       ------------

HUNGARY (1.7%)
Julius Meinl International AG (Food,
  Beverages & Tobacco).................        16,800       509,635
Magyar Olaj ES Gas (Natural Gas).......       334,000     3,409,589
Pick Szeged RT (Spon. GDS) (144A)
  (Food, Beverages & Tobacco)..........        45,600     2,055,835
Polifarb Cieszyn SA (Chemicals)+.......       464,300     2,097,446
Wedel SA (Food, Beverages & Tobacco)...       101,217     5,040,968
Zalakeramia RT (Building Materials)....        29,333     1,239,698
                                                       ------------
                                                         14,353,171
                                                       ------------

INDIA (3.9%)
Ashok Leyland Ltd. (GDR)
  (Automotive).........................       267,900     3,013,875
Bajaj Auto Ltd. (GDR) (Automotive).....       156,200     4,998,400
Hindalco Industries Ltd. (GDR) (Metals
  & Mining)............................       273,450     5,026,011
Hindustan Development Corp. (GDR)
  (144A) (Multi - Industry)............     1,000,000       250,000
Indian Petrochemicals Corp. Ltd. (GDR)
  (Chemicals)..........................       395,800     3,760,100
ITC Ltd. (GDR) (Food, Beverages &
  Tobacco).............................       710,000     6,297,700
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
INDIA (CONTINUED)
Raymond Ltd. (GDR) (Textiles)..........       136,100  $  1,292,950
Reliance Industrial Infrastructure Ltd.
  (GDR) (Chemicals)+...................       274,200     3,084,750
Shiram Industrial Enterprises Ltd.
  (GDR) (144A) (Multi - Industry)......       258,000       129,000
Shriram Industrial Enterprises Ltd.
  (GDR) (Multi - Industry)+............       246,900       123,450
Southern Petrochemical Industries Corp.
  Ltd. (GDS) (144A) (Chemicals)........       422,325     1,583,719
Videocon International Ltd. (GDS)
  (Entertainment, Leisure & Media).....     1,185,500     1,837,525
Wockhardt Ltd. (GDR)
  (Pharmaceuticals)....................       284,400     1,848,600
                                                       ------------
                                                         33,246,080
                                                       ------------

INDONESIA (3.3%)
P.T. Fastfood Indonesia (Food,
  Beverages & Tobacco).................       197,000       313,034
P.T. Goodyear Indonesia (Capital
  Goods)...............................       100,000       107,365
P.T. Indorama Synthetic (Textiles).....       180,000       514,065
P.T. Indoryan Utama (Forest Products &
  Paper)...............................       642,000       578,999
P.T. International Nickel Indonesia
  (Metals & Mining)....................     3,555,700     7,635,172
P.T. Jakarta International Hotel &
  Development (Entertainment, Leisure &
  Media)...............................     3,887,500     2,504,294
P.T. Matahari Putra Prima (Retail).....       241,000       209,588
P.T. Modern Photo Film Co. (Wholesale &
  International Trade).................       377,500     1,041,631
P.T. Multi Bintang Indonesia (Multi -
  Industry)............................       200,000     2,963,281
P.T. Niaga Bank (Banking)..............     1,308,600     3,456,255

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
INDONESIA (CONTINUED)
P.T. Pakuwon Jati (Real Estate)........    11,158,000  $  3,833,541
P.T. Pan Brothers Textiles
  (Textiles)+..........................       165,000       143,494
P.T. Putra Surya Perkasa (Building
  Materials)...........................     1,350,000     1,289,993
P.T. Surya Toto Indonesia (Metals &
  Mining)..............................       900,000     1,835,946
P.T. Tempo Scan Pacific (Health
  Services)............................       664,000       976,680
P.T. Unilever Indonesia (Entertainment,
  Leisure & Media).....................        47,605       715,557
                                                       ------------
                                                         28,118,895
                                                       ------------
ISRAEL (2.1%)
First International Bank (Banking).....        52,500     5,466,004
Israel Chemicals Ltd. (Chemicals)+.....     4,492,500     3,659,165
Koors Industries Ltd. (Multi -
  Industry)............................       287,900     5,002,262
Teva Pharmaceutical Industries Ltd.
  (ADR) (Pharmaceuticals)..............        90,900     3,800,756
                                                       ------------
                                                         17,928,187
                                                       ------------
MALAYSIA (9.9%)
Antah Holdings Berhad (Multi -
  Industry)............................           200           268
Box Pak (Malaysia) Berhad (Packaging &
  Containers)+.........................         1,896         5,215
Carlsberg Brewery Malaysia Berhard
  (Food, Beverages & Tobacco)..........       565,416     3,960,919
Cold Storage Malaysia Berhard (Food,
  Beverages & Tobacco).................        74,000       112,465
Edaran Otomobil Nasional Berhad
  (Automotive).........................       592,000     5,529,531
Golden Hope Plantations Berhard (Metals
  & Mining)............................     3,005,166     5,114,362
Hong Leong Industries Berhard (Multi -
  Industry)............................       807,000     4,120,195
Kian Joo Can Factory Berhard (Capital
  Goods)...............................       814,000     4,445,883
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
MALAYSIA (CONTINUED)
Kuala Lumpur Kepong Berhad (Metals &
  Mining)..............................     2,695,500  $  6,774,350
Land & General Berhad (Real Estate)....       383,000       833,712
Lion Corp. Berhad (Multi - Industry)...     1,086,000     2,213,562
London & Pacific Insurance Co. Berhad
  (Insurance)..........................       126,000     1,092,117
Malayan Cement Berhad (Building
  Materials)...........................       349,000       780,420
Malaysia Mining Corp. Berhad (Metals &
  Mining)..............................     2,322,600     2,472,756
Malaysian Assurance Alliance Berhad
  (Insurance)..........................       493,500     2,421,940
Malaysian International Shipping Corp.
  Berhad (Transport & Services)........     1,666,333     4,979,243
Malaysian Tobacco Co. Berhad (Food,
  Beverages & Tobacco).................       322,000       471,533
Matsushita Electric Co. Malaysia Berhad
  (Electronics)........................       296,000     2,858,486
Nestle Malaysia Berhad (Food, Beverages
  & Tobacco)...........................     1,065,000     8,345,827
New Straits Times Press Berhad
  (Entertainment, Leisure & Media).....       100,000       526,388
Nylex Malaysia Berhad (Chemicals)......       633,000     1,390,437
Perlis Plantations Berhad (Transport &
  Services)............................     1,845,000     5,294,061
Putera Capital Berhad (Real Estate)....         1,000         2,830
Resorts World Berhad (Entertainment,
  Leisure & Media).....................       907,000     5,205,109
Shell Refining Company Malaysia Berhad
  (Oil-Production).....................       996,500     2,879,087
Sistem Televisyen Malaysia Berhad
  (Entertainment, Leisure & Media).....     2,540,000     5,478,792
Tanjong Co. Berhad (Entertainment,
  Leisure & Media).....................       393,000     1,524,310

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
MALAYSIA (CONTINUED)
Tenaga Nasional Berhad
  (Telecommunications).................     1,548,000  $  6,187,951
UMW Holdings Berhad (Capital Goods)+...           200           918
                                                       ------------
                                                         85,022,667
                                                       ------------
MEXICO (7.8%)
Carso Global Telecom
  (Telecommunications)+................       783,256     1,894,975
Cementos Mexicanos SA de CV (Building
  Materials)...........................     1,899,675     6,811,491
Cifra SA de CV (Class B) (Retail)+.....     2,645,000     3,373,524
Cydsa SA de CV (Class A) (Registered)
  (Chemicals)..........................       456,720       855,642
Desc SA (Multi - Industry)+............        10,666        51,610
Desc Sociedad de Fomento Industrial SA
  de CV (Class A) (Multi -
  Industry)+...........................       268,000     1,379,901
Desc Sociedad de Fomento Industrial SA
  de CV (Class B) (Multi -
  Industry)+...........................       244,000     1,192,755
Empresas La Moderna SA de CV (Food,
  Beverages & Tobacco).................       152,000     2,736,000
Fomento Economico Mexicana SA de CV
  (Class B) (Food, Beverages &
  Tobacco).............................     1,800,000     5,449,133
Gruma SA de CV (Food, Beverages &
  Tobacco)+............................       554,000     2,742,507
Grupo Carso SA de CV (Class A) (Multi -
  Industry)............................       754,400     3,416,328
Grupo Casa Autrey SA de CV (Spon. ADR)
  (Food, Beverages & Tobacco)..........       151,800     2,865,225
Grupo Financiero Banamex Accival SA de
  CV (Class B) (Banking)+..............     1,587,000     3,347,271
Grupo Financiero Banamex Accival SA de
  CV (Class L) (Banking)+..............        18,960        38,579
Grupo Financiero Bancomer SA de CV
  (Financial Services)+................     3,780,000     1,599,231
Grupo Financiero Inbursa SA de CV
  (Financial Services).................        26,322        84,910
Grupo Financiero Probursa SA de CV
  (Class B) (Banking)+.................         1,050            64
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
MEXICO (CONTINUED)
Grupo Industrial Maseca SA de CV (Spon.
  ADR) (Class B) (Food, Beverages &
  Tobacco).............................       161,733  $  2,951,627
Industrias Penoles SA de CV (Class CP)
  (Metals & Mining)....................       691,500     2,736,831
Kimberly Clark De Mexico SA de CV
  (Class A) (Forest Products &
  Paper)...............................       273,000     5,250,001
Telefonos De Mexico SA de CV (ADR L
  Shares) (Telecommunications).........       506,320    15,442,760
Telefonos De Mexico SA de CV (ADR)
  (Telecommunications).................       200,000       296,875
Transportacion Maritima Mexicana SA de
  CV (ADR L shares) (Transport &
  Services)............................       349,800     2,448,600
                                                       ------------
                                                         66,965,840
                                                       ------------
MOROCCO (0.3%)
Banque Commerciale Du Maroc
  (Banking)+...........................           170         6,936
Elf Gabon SA (Oil-Production)..........         9,461     2,259,585
                                                       ------------
                                                          2,266,521
                                                       ------------
PAKISTAN (0.8%)
Hub Power Co. Ltd. (Spon. GDR)
  (Oil-Services)+......................       235,500     4,651,125
Pakistan Telecommunications Corp. (GDR)
  (Telecommunications)+................        28,000     2,128,000
                                                       ------------
                                                          6,779,125
                                                       ------------
PERU (0.7%)
Cementos Norte Pacasmayo SA (Class T)
  (Building Materials).................       945,540     1,385,241
Creditcorp Holdings Ltd. (Financial
  Services)............................       120,416     2,107,280

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
PERU (CONTINUED)
Minsur SA (Class T) (Metals &
  Mining)..............................             1  $          9
Telefonica del Peru SA
  (Telecommunications).................     1,070,500     2,277,387
                                                       ------------
                                                          5,769,917
                                                       ------------
PHILIPPINES (2.4%)
Filinvest Land Inc. (Building
  Materials)+..........................    14,338,500     4,855,879
Manila Electric Company (Class B)
  (Electric)...........................       663,000     4,869,059
Petron Corp. (Oil-Services)............    11,353,344     3,326,509
Philippine Long Distance Telephone Co.
  (ADR) (Telecommunications)...........         5,600       335,300
Philippine National Bank (Banking)+....       323,290     3,721,275
RFM Corp. (Food, Beverages &
  Tobacco).............................       172,065        28,481
San Miguel Corp. (Class B) (Food,
  Beverages & Tobacco).................     1,089,000     3,936,639
                                                       ------------
                                                         21,073,142
                                                       ------------
POLAND (0.8%)
Bank Przemyslowo-Handlowy SA
  (Banking)............................        64,160     4,450,742
Zaklady Piwowarslie w Zywcu SA (Zywiec)
  (Food, Beverages & Tobacco)..........        50,400     2,241,145
                                                       ------------
                                                          6,691,887
                                                       ------------
PORTUGAL (1.7%)
Banco Commercial Portugues SA
  (Banking)............................       271,985     3,378,253
Cimpor Cimentos de Portugal SA
  (Building Materials).................       122,000     2,565,692
Corporacao Industrial Do Norte
  (Building Materials).................        92,400     3,002,078
Mague-Gestao E Participacoes (Building
  Materials)...........................            76         1,515
Portugal Telecom SA (ADR)
  (Telecommunications).................       138,000     3,570,750
Uniao Cervejaria SA (Food, Beverages &
  Tobacco).............................       132,000     2,381,643
                                                       ------------
                                                         14,899,931
                                                       ------------
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
RUSSIA (0.9%)
Rostelekom (RDC) (Registered)
  (Telecommunications)+................           295  $  7,463,500
                                                       ------------
SOUTH AFRICA (6.3%)
Amalgamated Banks of South Africa Ltd.
  (Banking)............................     1,231,735     6,272,830
Anglo-American Corp. of South Africa
  Ltd. (Multi - Industry)..............       101,400     6,098,461
Anglovaal Ltd. (GDR) (Multi -
  Industry)............................        71,900     2,174,975
De Beers Consolidated Mines Ltd.
  (Centenary Linked Units) (Metals &
  Mining)..............................       229,000     6,758,240
Distillers Corporation (South Africa)
  Ltd. (Food, Beverages & Tobacco).....       850,000     2,082,884
Engen Ltd. (Oil-Production)............       529,828     2,878,879
Iscor Ltd. (Metals & Mining)...........     3,001,500     2,142,553
Kersaf Investments Ltd. (Entertainment,
  Leisure & Media).....................       131,000     1,284,037
Omni Media Corp. Ltd. (Entertainment,
  Leisure & Media).....................       209,465     3,235,920
Pepkor Ltd. (ADS) (Retail).............       500,000     3,686,250
Premier Group Ltd. (Food, Beverages &
  Tobacco).............................     1,163,150     1,541,610
Sasol Ltd. (Oil-Production)............       698,200     8,517,334
Sun International Bophuthatswana Ltd.
  (Entertainment, Leisure & Media).....     2,199,600     1,968,527
Trans-Natal Coal Corp. Ltd. (Metals &
  Mining)..............................       713,400     5,647,292
                                                       ------------
                                                         54,289,792
                                                       ------------
SOUTH KOREA (3.1%)
Dong Ah Construction Industrial Co.
  Ltd. (EDR) (Building Materials)+.....       172,166     2,415,901
Hansol Paper Co. Ltd. (GDS) (Forest
  Products & Paper)....................       142,188     2,097,273
Hansol Paper Co. Ltd. (GDS) (144A)
  (Forest Products & Paper)+...........        20,903       308,319

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
SOUTH KOREA (CONTINUED)
Hyundai Motor Co. Ltd. (GDS)
  (Automotive)+........................       386,600  $  4,155,950
Kia Motors Corp. (GDS) (144A)
  (Automotive)+........................         1,074        19,601
Korea Electric Power Corp. (ADR)
  (Electric)...........................       234,500     4,221,000
Korea Electric Power Corp. (ADR)
  (Electric)...........................        40,900     1,201,705
Korea Long Term Credit Bank
  (Banking)............................        86,570     1,956,343
Korea Zinc Co. Ltd. (Metals &
  Mining)..............................       104,400     2,246,926
Pohang Iron & Steel Co. Ltd. (Metals &
  Mining)..............................           100         6,366
Pohang Iron & Steel Co. Ltd. (ADS)
  (Metals & Mining)....................       125,000     2,593,750
Samsung Co. (144A) (Electronics)+......         7,699        28,871
Samsung Co. Ltd. (Building
  Materials)+..........................           126           473
Samsung Corp. (GDS represents 1/2
  non-voting common share 144A)
  (Electronics)........................           666         2,614
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 non-voting common
  share) (144A) (Electronics)..........       106,821     2,296,652
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 non-voting preferred
  share) (144A) (Electronics)..........        32,193       515,088
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 voting common share)
  (144A) (Electronics).................         1,845        63,653
Samsung Electronics Co. Ltd. (GDS
  represents 1/2 voting common share)
  (144A) (Electronics)+................         6,123       281,658
Shinhan Bank (Banking).................       125,000     2,492,594
                                                       ------------
                                                         26,904,737
                                                       ------------
TAIWAN (2.5%)
Asia Cement Corp. (GDS) (Building
  Materials)...........................       142,658     2,853,160
China Steel Corp. (GDS) (Metals &
  Mining)..............................       181,700     3,522,709
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
TAIWAN (CONTINUED)
Hocheng Group Corp. (GDR) (144A)
  (Building Materials).................       408,148  $  3,277,428
Macronix International Co. Ltd. (ADR)
  (Semiconductors)+....................       544,700     7,141,763
Microelectronics Technology Inc. (GDS)
  (Telecommunications)+................        55,946       265,744
President Enterprises Corp. (GDR)
  (Food, Beverages & Tobacco)+.........       294,926     4,423,896
President Enterprises Corp. (GDR)
  (144A) (Food, Beverages &
  Tobacco)+............................        29,476       442,134
                                                       ------------
                                                         21,926,834
                                                       ------------
THAILAND (4.5%)
Advanced Info Service Public Co. Ltd.
  (Telecommunications).................       202,500     2,747,105
American Standard Sanitaryware
  (Thailand) Ltd. (Building
  Materials)...........................        94,800     1,523,934
Bangkok Bank Public Co. Ltd.
  (Banking)............................       421,700     4,497,245
Bangkok Insurance Public Co. Ltd.
  (Insurance)..........................         9,800       138,326
Bangkok Rubber Co. Ltd. (Metals &
  Mining)..............................       454,300       156,747
Bumrungrad Hospital Public Co. Ltd.
  (Health & Personal Care).............       739,575       521,950
Charoen Pokphand Feedmill Public Co.
  Ltd. (Agriculture)...................       329,700     1,279,759
Dhana Siam Finance and Securities
  Public Co. Ltd. (Financial
  Services)............................            68           180
International Cosmetics Public Co. Ltd.
  (Retail).............................       262,040     1,705,492
Krung Thai Bank Public Co. Ltd.
  (Banking)............................     1,713,200     4,634,802
Land & House Public Co. Ltd. (Real
  Estate)..............................       219,100     1,821,178
Lanna Lignite Public Co. Ltd. (Metals &
  Mining)..............................       277,200     2,282,373
Phatra Thanakit Public Co. Ltd.
  (Financial Services).................       538,100     1,993,742

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
THAILAND (CONTINUED)
Saha-Union Public Co. Ltd.
  (Textiles)...........................       665,400  $    776,147
Sahavirya Steel Industries Public Co.
  Ltd. (Metals & Mining)+..............     3,270,600     1,243,865
Siam Cement Public Co. Ltd. (Building
  Materials)...........................       165,500     5,658,334
TelecomAsia Corporation Public Co. Ltd.
  (Telecommunications)+................     1,301,300     2,500,044
Thai Farmers Bank Public Co. Ltd.
  (Banking)............................       330,100     2,523,796
Thai Plastic and Chemical Public Co.
  Ltd. (Chemicals).....................       289,400       902,069
The Oriental Hotel (Thailand) Public
  Co. Ltd. (Entertainment, Leisure &
  Media)...............................       264,200     1,450,223
                                                       ------------
                                                         38,357,311
                                                       ------------
TURKEY (1.8%)
Eregli Demir Ve Celik Fabrikalari A.S.
  (Metals & Mining)....................    28,784,000     3,363,315
Guney Biracilik Ve Malt Sanayii A.S.
  (Food, Beverages & Tobacco)..........     8,974,140       820,237
Koc Holding A.S. (Multi - Industry)....    16,649,000     3,285,531
Mardin Cimento Sanayii Ve Ticaret A.S.
  (Building Materials).................     1,187,000        40,068
Migros Turk A.S. (Food, Beverages &
  Tobacco).............................     3,854,200     3,883,022
Turkiye Garanti Bankasi A.S. (ADR)
  (Banking)............................       338,563     1,642,031
Turkiye Garanti Bankasi A.S. (ADR)
  (144A) (Banking).....................    48,512,500     2,418,571
                                                       ------------
                                                         15,452,775
                                                       ------------
VENEZUELA (1.2%)
Ceramicas Carabobo CA (Spon. ADR)
  (Class A) (Building Materials).......     1,408,000     1,492,480
Ceramicas Carabobo CA (Spon. ADR)
  (Class B) (Building Materials).......       351,998       373,118
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
VENEZUELA (CONTINUED)
Mavesa CA (Spon. ADR) (144A) (Food,
  Beverages & Tobacco).................       596,343  $  3,662,858
Mavesa SA (Spon. ADR) (144A) (Food,
  Beverages & Tobacco).................       282,388     1,734,484
Venezolana de Prerreducidos Caroni CA
  (GDS) (Metals & Mining)..............       263,000     1,341,300
Venezolana De Pulpa Y Papel CA (GDS)
  (144A) (Metals & Mining).............       739,047     1,939,998
                                                       ------------
                                                         10,544,238
                                                       ------------
ZIMBABWE (0.3%)
Trans Zambezi Industries Ltd. (Multi -
  Industry)............................     1,312,000     2,492,800
                                                       ------------
  TOTAL COMMON STOCK (COST
   $701,911,377).......................                 677,555,426
                                                       ------------
CONVERTIBLE PREFERRED STOCKS (0.3%)
PHILIPPINES (0.3%)
Philippine Long Distance Telephone Co.
  (GDS represents 1 Series 2 Cnv Pfd)
  (Telecommunications).................        90,000     2,970,000
                                                       ------------
  (COST $3,202,982)....................
PREFERRED STOCK (7.7%)
ARGENTINA (0.1%)
Quilmes Industrial (Quinsa)(Sponsored
  ADR non-voting) (Food, Beverages &
  Tobacco).............................        93,850       961,962
                                                       ------------
BRAZIL (7.6%)
Banco Do Estado De Sao Paulo SA
  (Banking)+...........................    14,100,000        32,938
Ceval Alimentos SA (ADR) (Food,
  Beverages & Tobacco).................       190,000     1,830,821
Companhia Acos Especiais Itabira (ADR)
  (Metals & Mining)....................       420,000     1,520,400

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
BRAZIL (CONTINUED)
Companhia Energetica De Minas Gerais SA
  (ADR) (Telecommunications)...........       287,547  $  9,121,336
Companhia Hering (Textiles)............    71,300,000       485,795
Companhia Vale Do Rio Doce SA (Spon.
  ADR) (Metals & Mining)...............       387,200     8,140,493
Copene Petroquimica Do Nordeote SA
  (Sponsored ADR) (Class A)
  (Chemicals)..........................       166,200     3,178,658
Hering Textile Companhia SA
  (Textiles)+..........................    14,260,000        18,738
Iochpe Maxion SA (Automotive)+.........    22,260,000     2,144,991
Perdigao Commercio Industrio SA (Food,
  Beverages & Tobacco).................   900,000,000     1,681,933
Petroleo Brasileiro SA (Chemicals).....    65,533,333     8,483,577
Telecomunicacoes Brasileiras SA (ADR)
  (Telecommunications).................       323,663    24,112,893
Telecomunicacoes de Minas Gerais SA
  (Telecommunications)+................       625,000        74,826
Telecomunicacoes de Rio de Janeiro SA
  (Telecommunications)+................    37,130,000     3,577,876
Varig SA (Transportation)+.............       130,000       199,924
                                                       ------------
                                                         64,605,199
                                                       ------------
GREECE (0.0%)(1)
Delta Dairy SA (Food, Beverages &
  Tobacco).............................         1,417        11,863
Michaniki SA (Building Materials)......        11,520        92,082
                                                       ------------
                                                            103,945
                                                       ------------
  TOTAL PREFERRED STOCK (COST
   $52,294,837)........................                  65,671,106
                                                       ------------
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
RIGHTS AND WARRANTS (0.0%)(1)
MALAYSIA (0.0%)(1)
London & Pacific Insurance Co. Berhad
  (Expire 11/18/96) (Insurance)........        36,000  $    212,297
UMW Holdings Berhad (Expire 1/26/00)
  (Capital Goods)+.....................           200           487
                                                       ------------
                                                            212,784
                                                       ------------
THAILAND (0.0%)(1)
Thai Farmers Bank Public Co Ltd.
  (Expire 9/30/99) (Banking)+..........        41,263        62,691
                                                       ------------
  TOTAL WARRANTS (COST $87,990)........                     275,475
                                                       ------------
                                          PRINCIPAL
                                            AMOUNT
                                         ------------
CONVERTIBLE BONDS (3.6%)
MALAYSIA (0.9%)
Telekom Malaysia Berhad, 4.00% due
  10/03/04 (Telecommunications)........  $  7,545,000     7,889,278
                                                       ------------
INDONESIA (0.1%)
P.T. Inti Indorayon Utama, 7.00% due
  05/02/06 (Forest Products & Paper)...       900,000       702,000
                                                       ------------
MEXICO (0.1%)
Nacional Financiera, 11.25% due
  05/15/98 (Financial Services)........        25,000       803,125
                                                       ------------
SOUTH KOREA (0.7%)
Daewoo Heavy Industries Ltd., 3.00% due
  12/31/01 (Capital Goods).............       200,000       200,000
Ssangyong Cement Ltd., 3.00% due
  12/31/05 (Building Materials)........     2,800,000     3,472,000
Ssangyong Oil Refining Co. Ltd., 3.75%
  due 12/31/08 (Oil-Production)........     2,000,000     2,125,000
                                                       ------------
                                                          5,797,000
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                          PRINCIPAL
         SECURITY DESCRIPTION               AMOUNT        VALUE
---------------------------------------  ------------  ------------
TAIWAN (1.4%)
Far Eastern Department Stores Ltd.,
  3.00% due 07/06/01 (Retail)..........  $  3,383,000  $  3,636,725
Pacific Electric Wire & Cable Co. Ltd.,
  3.75% due 10/31/01 (Electrical
  Equipment)...........................       300,000       404,250
Yang Ming Marine Transport Corp., 2.00%
  due 10/06/01 (Transport &
  Services)............................     5,710,000     6,587,913
Yieh Loong Co. Ltd., 2.00% due 12/31/00
  (Metals & Mining)....................     2,500,000     1,534,297
                                                       ------------
                                                         12,163,185
                                                       ------------
THAILAND (0.4%)
Siam Commercial Bank Public Co. Ltd.,
  3.25% due 01/24/04 (Banking).........     3,870,000     3,628,125
                                                       ------------
  TOTAL CONVERTIBLE BONDS (COST
   $34,551,561)........................                  30,982,713
                                                       ------------
                                            UNITS
                                         ------------
UNIT TRUSTS (2.3%)
CHILE (0.1%)
Chile Fund Inc.+.......................        33,000       717,750
                                                       ------------
GHANA (0.1%)
Blakeney Investors+*...................       100,000     1,003,000
                                                       ------------
RUSSIA (1.9%)
New Century Holdings Ltd. (Partnership
  III; Group B)+*......................         1,800     6,186,600
New Century Holdings Ltd. (Partnership
  IV; Group I)+*.......................         2,000     3,516,000
New Century Holdings Ltd. (Partnership
  V; Group II)+*.......................         3,800     6,604,400
                                                       ------------
                                                         16,307,000
                                                       ------------
         SECURITY DESCRIPTION               UNITS         VALUE
---------------------------------------  ------------  ------------

TAIWAN (0.2%)
R.O.C. Taiwan Fund+....................       140,000  $  1,365,000
                                                       ------------
  TOTAL UNIT TRUSTS (COST
   $10,649,500)........................                  19,392,750
                                                       ------------
                                          PRINCIPAL
                                            AMOUNT
                                         ------------
SHORT-TERM INVESTMENTS (7.1%)
REPURCHASE AGREEMENT (7.1%)
State Street Bank and Trust, 4.75%
  dated 10/31/95 due 11/01/96, proceeds
  $60,437,973 (collateralized by
  $48,980,000 U.S. Treasury Bond, 8.75%
  due 5/1/17, valued at $61,639,371)
  (cost $60,430,000)...................    60,430,000    60,430,000
                                                       ------------
TOTAL INVESTMENTS (COST $863,128,247) (100.0%).......
                                                        857,277,470
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%).........
                                                          2,081,298
                                                       ------------
NET ASSETS (100.0%)..................................  $859,358,768
                                                       ------------
                                                       ------------

------------------------------
Note: Based on the cost of investments of $864,745,112 for Federal Income Tax purposes at October 31, 1996 the aggregate gross unrealized appreciation and depreciation was $115,341,129 and $122,808,771 respectively, resulting in net unrealized depreciation of $7,467,642.

+ - Non-income producing securities.
* - Restricted securities. See Note 4.
1 - Less than .01%
ADR - American Depositary Receipt.
ADS - American Depositary Shares.
Spon. ADR - Sponsored ADR.
EDR - European Depositary Receipt.
GDR - Global Depositary Receipt.
GDS - Global Depositary Shares.
RDC - Russian Depositary Certificate.
144A - Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                                                                        PERCENT OF
                                                                                                         PORTFOLIO
                                                                                                        -----------
Banking...............................................................................................       15.80%
Telecommunications....................................................................................       14.55%
Food, Beverages & Tobacco.............................................................................       12.69%
Metals & Mining.......................................................................................       10.13%
Building Materials....................................................................................        5.98%
Multi-Industry........................................................................................        5.41%
Chemicals.............................................................................................        4.61%
Oil-Production........................................................................................        4.38%
Entertainment, Leisure & Media........................................................................        3.41%
Transport & Services..................................................................................        2.57%
Automotive............................................................................................        2.32%
Unit Trusts...........................................................................................        2.26%
Electric..............................................................................................        2.19%
Oil-Services..........................................................................................        1.97%
Retail................................................................................................        1.86%
Forest Products & Paper...............................................................................        1.20%
Financial Services....................................................................................        1.04%
Pharmaceuticals.......................................................................................        0.99%
Capital Goods.........................................................................................        0.87%
Semiconductors........................................................................................        0.83%
Utilities.............................................................................................        0.80%
Real Estate...........................................................................................        0.77%
Electronics...........................................................................................        0.71%
Insurance.............................................................................................        0.51%
Natural Gas...........................................................................................        0.40%
Textiles..............................................................................................        0.38%
Household Appliances Furnishings......................................................................        0.35%
Health Services.......................................................................................        0.28%
Construction & Housing................................................................................        0.24%
Agriculture...........................................................................................        0.15%
Electrical Equipment..................................................................................        0.14%
Wholesale & International Trade.......................................................................        0.12%
Health & Personal Care................................................................................        0.06%
Transportation........................................................................................        0.02%
Packaging & Containers................................................................................        0.01%
                                                                                                        -----------
                                                                                                            100.00%
                                                                                                        -----------
                                                                                                        -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost
  $802,698,247)                          $796,847,470
Repurchase Agreement (Cost $60,430,000)   60,430,000
Foreign Currency at Value (Cost
  $13,001,163)                            13,232,543
Receivable for Investments Sold            1,944,107
Dividends Receivable                       1,070,968
Interest Receivable                          372,778
Deferred Organization Expenses                 3,356
Prepaid Trustees' Fees and Expenses            2,354
Prepaid Expenses and Other Assets              5,294
                                         -----------
    Total Assets                         873,908,870
                                         -----------

LIABILITIES
Payable for Investments Purchased         13,367,199
Advisory Fee Payable                         733,156
Custody Fee Payable                          296,052
Payable to Custodian                          39,609
Administrative Services Fee Payable           23,372
Administration Fee Payable                     2,227
Fund Services Fee Payable                        357
Accrued Expenses                              88,130
                                         -----------
    Total Liabilities                     14,550,102
                                         -----------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $859,358,768
                                         -----------
                                         -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign
  Withholding Tax of $1,920,325)                     $15,533,339
Interest Income                                       2,951,479
                                                     ----------
    Investment Income                                18,484,818

EXPENSES
Advisory Fee                             $7,825,873
Custodian Fees and Expenses               1,348,716
Administrative Services Fee                 183,498
Professional Fees and Expenses               97,584
Administration Fee                           71,970
Fund Services Fee                            36,851
Trustees' Fees and Expenses                  14,424
Amortization of Organization Expense            911
Miscellaneous                                10,103
                                         ----------
    Total Expenses                                    9,589,930
                                                     ----------
NET INVESTMENT INCOME                                 8,894,888

NET REALIZED LOSS ON
Investment Transactions                  (7,070,634)
Foreign Currency Transactions              (146,081)
                                         ----------
    Net Realized Loss                                (7,216,715)

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
Investments                              41,838,536
Foreign Currency Contracts and
  Translations                              275,233
                                         ----------
    Net Change in Unrealized
    Appreciation (Depreciation)                      42,113,769
                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $43,791,942
                                                     ----------
                                                     ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL YEAR ENDED
                                                OCTOBER 31,
                                         --------------------------
                                             1996          1995
                                         ------------  ------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $  8,894,888  $  6,090,029
Net Realized Loss on Investment and
  Foreign Currency Transactions            (7,216,715)  (28,967,303)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and
  Foreign Currency Contracts and
  Translations                             42,113,769  (102,424,260)
                                         ------------  ------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations       43,791,942  (125,301,534)
                                         ------------  ------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                             449,754,895   350,949,115
Withdrawals                              (253,675,258) (153,817,752)
                                         ------------  ------------
    Net Increase from Investors'
    Transactions                          196,079,637   197,131,363
                                         ------------  ------------
    Total Increase in Net Assets          239,871,579    71,829,829

NET ASSETS
Beginning of Fiscal Year                  619,487,189   547,657,360
                                         ------------  ------------
End of Fiscal Year                       $859,358,768  $619,487,189
                                         ------------  ------------
                                         ------------  ------------


-------------------------------------------------------------------
SUPPLEMENTARY DATA
-------------------------------------------------------------------
                                         FOR THE   FOR THE PERIOD
                                          FISCAL    NOVEMBER 15,
                                           YEAR         1993
                                          ENDED     (COMMENCEMENT
                                         OCTOBER         OF
                                           31,     OPERATIONS) TO
                                         --------    OCTOBER 31,
                                         1996 1995      1994
                                         ---  ---  ---------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                               1.23% 1.31%       1.36%(a)
  Net Investment Income                  1.14% 1.07%       0.66%(a)
Portfolio Turnover                        31%  41%         27%
Average Broker Commissions               .0006  --         --

------------------------
(a)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The Portfolio commenced operations on November 15, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $223,722,513 on that date from the JPM Emerging Markets Equity Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of companies in emerging markets. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures may include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the Unites States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Since the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    f)The Portfolio incurred organization expenses in the amount of $7,629. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

    g)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 1.00% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1996, such fees amounted to $7,825,873.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period November 1, 1995 through December 28, 1995, such fees amounted to $6,052.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or the JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period December 29, 1995 through July 31, 1996, such fees amounted to $60,199. The Administration Agreement with Signature was terminated July 31,1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through October 31, 1996, the fee for these services amounted to $5,719.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses and brokerage

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      costs at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the Services Agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996 this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolio's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provides similar services. For the period December 29, 1995 through July 31, 1996, such fees amounted to $114,989.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $68,509.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $36,851 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,700.

THE EMERGING MARKETS EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1996 were as follows:

                                           COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
                                         -----------  -----------
                                         406,600,163  228,363,813
                                         -----------  -----------

4. RESTRICTED SECURITIES:

                                                      DATE        U.S. $
                                         SHARES     ACQUIRED       COST
                                         -------  ------------  ----------
New Century Holdings Ltd. Partnership
 III...................................    1,800      4/11/94   $1,800,000
New Century Holdings Ltd. Partnership
 IV....................................    2,000      6/16/94   $2,000,000
New Century Holdings Ltd. Partnership
 V.....................................    3,800      11/9/94   $3,800,000
Blakeney Investors.....................  100,000      11/1/96   $1,000,000

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note 1a. The value of these securities at October 31, 1996 is $17,310,000 representing 2.0% of net assets.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Emerging Markets Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Emerging Markets Equity Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period November 15, 1993 (commencement of operations) through October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits which involved confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 26, 1996

THE JPM INSTITUTIONAL MONEY MARKET FUND
THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
THE JPM INSTITUTIONAL SHORT TERM BOND FUND
THE JPM INSTITUTIONAL BOND FUND
THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
THE JPMINSTITUTIONAL INTERNATIONAL BOND FUND
THE JPM INSTITUTIONAL DIVERSIFIED FUND
THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
THE JPMINSTITUTIONAL EUROPEAN EQUITY FUND
THE JPMINSTITUTIONAL JAPAN EQUITY FUND
THE JPMINSTITUTIONAL ASIA GROWTH FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL
FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.


THE
JPM INSTITUTIONAL
EMERGING MARKETS EQUITY FUND

ANNUAL REPORT
OCTOBER 31, 1996